Condensed Consolidated Statements of Changes in Stockholders' Equity (Unaudited) (Parenthetical) - Common Class B [Member] - shares	Sep. 30, 2021	Feb. 09, 2021	Dec. 31, 2020
Common stock shares subject to forfeiture		1,125,000
Common stock, shares outstanding	8,625,000	8,625,000	8,625,000
Subsequent Event [Member]
Common stock shares subject to forfeiture		1,125,000
Number of shares capitalized		1,437,500
Common stock, shares outstanding		8,625,000